Interim Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income	6 Months Ended		12 Months Ended
	Jun. 30, 2022 EUR (€) € / shares	Jun. 30, 2021 EUR (€) € / shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 EUR (€) € / shares	[1]	Dec. 31, 2019 EUR (€) € / shares
Profit or loss [abstract]
Revenue	€ 67,810,927	€ 27,317,916	€ 71,578,566	€ 19,677,366		€ 8,020,249	[1]
Changes in inventories and raw materials and consumables used	(39,871,268)	(14,514,593)	(44,253,393)	(10,573,732)		(3,663,974)	[1]
Employee benefits	(43,398,550)	(11,836,642)	(29,666,085)	(9,805,596)		(3,916,719)	[1]
Other operating expenses	(41,377,860)	(11,677,408)	(43,405,300)	(8,191,740)		(5,125,236)	[1]
Amortization and depreciation	(7,999,049)	(3,282,059)	(8,483,056)	(2,378,741)		(762,706)	[1]
Net other income	1,367,503	680,489	655,981	288,876		80,258	[1]
Operating Loss	(63,468,297)	(13,312,297)	(53,573,287)	(10,983,567)		(5,368,128)	[1]
Financial income	2,070,035	2,674	154,849	5,629		9,379	[1]
Financial expenses	(3,437,423)	(26,069,934)	(32,067,146)	(1,010,799)		(266,753)	[1]
Change in fair value of derivative warrant liabilities	62,350,757		(68,953,503)
Share listing expense			(72,171,562)
Foreign exchange gains/(losses)	(6,082,108)	258,109	1,026,204	(69,715)		(102,994)	[1]
Financial Income/(Loss)	54,901,261	(25,809,151)	(172,011,158)	(1,074,885)		(360,368)	[1]
Share of loss of equity-accounted investees	(713,816)			(253,486)		(407,610)	[1]
Loss before Tax	(9,280,852)	(39,121,448)	(225,584,445)	(12,311,938)		(6,136,106)	[1]
Income tax credit	589,125	715,770	1,806,981	909,954		0
Loss for the Year	€ (8,691,727)	€ (38,405,678)	€ (223,777,464)	€ (11,401,984)	[2]	€ (6,136,106)	[1]
Earnings per Share
Basic and diluted losses per share (euros per share) | (per share)	€ (0.05)	€ (0.41)	€ (1.99)	€ (0.12)		€ (0.09)	[1]
Loss for the Year	€ (8,691,727)	€ (38,405,678)	€ (223,777,464)	€ (11,401,984)	[2]	€ (6,136,106)	[1]
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods
Currency translation differences in foreign operations, net of tax	10,264,336	137,652	2,524,440	92,694		(19,049)	[1]
Changes in the fair value of debt instruments at fair value through other comprehensive income, net of tax	(6,655)	(196)	(196)	838		12,364	[1]
Net other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods	10,257,681	137,456	2,524,244	93,532		(6,685)	[1]
Other comprehensive income/(loss) for the year	10,257,681	137,456	2,524,244	93,532		(6,685)	[1]
Total comprehensive loss for the year	€ 1,565,954	€ (38,268,222)	€ (221,253,220)	€ (11,308,452)		€ (6,142,791)	[1]

[1]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 6.
[2]	Restated amounts. Certain amounts included in the consolidated statements of cash flows for the year ended 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.